Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Shares of Common Stock Reserved for Future Issuance

At March 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	22,676,193
Options available for future grant	17,050,980
Convertible preferred stock	36,403,812
Warrants	9,462,500

85,593,485

At December 31, 2012, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,377,132
Options available for future grant	16,994,980
Convertible preferred stock	38,973,200
Warrants	3,500,000

82,845,312